Consolidated Statements of Cash Flows (Schedule of Components of Net Change in Non-cash Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Cash Flows [abstract]
Trade and other receivables	$ 1,834	$ (4,013)
Contract assets	921	(1,006)
Inventories	(2,497)	3,343
Prepaid expenses	(603)	(152)
Trade and other payables, including warranty provision	(1,164)	1,616
Contract liabilities	2,260	(282)
Deferred revenue	999	271
Total	$ 1,750	$ (223)